Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,597,000
Previously Paid Amount	0.00
Total Fee Amount	678.52
Total Offset Amount	0.00
Net Fee	678.52
Narrative - Max Aggregate Offering Price	$ 4,597,000
Final Prospectus	true